Cover	Dec. 16, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Athena Consumer Acquisition Corp.’s Form 8-K, originally filed on December 16, 2022, is being filed solely to correct a typographical error in the monthly contribution amount to be placed in the trust account, which will be “$0.055 per public share” rather than “$0.55 per public share” and to file a press release making the same typographical correction.
Document Period End Date	Dec. 16, 2022
Entity File Number	001-40921
Entity Registrant Name	ATHENA CONSUMER ACQUISITION CORP.
Entity Central Index Key	0001869141
Entity Tax Identification Number	87-1178222
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	442 5th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(970)
Local Phone Number	925-1572
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	ACAQ.U
Security Exchange Name	NYSE
Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	ACAQ
Security Exchange Name	NYSE
Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	ACAQ WS
Security Exchange Name	NYSE